Cost of Sales - Narrative (Details) oz in Millions, R in Millions			12 Months Ended
	Jun. 30, 2026 ZAR (R)	Dec. 31, 2025 ZAR (R)	Jun. 30, 2026 ZAR (R)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R) oz
Disclosure Of Cost Of Sales [Line Items]
Change in production costs			R 5,300	R 4,200
Percentage production cost increase			12.30%	10.70%
Change in inventory			R (668)	R 50	R (487)
Stripping activities			1,171	730	892
Rehabilitation spend			110	82	92
Impairment/(reversal of impairment) of assets (f)			(2,779)	0	2,793
CSA
Disclosure Of Cost Of Sales [Line Items]
Change in production costs			1,600
Target North
Disclosure Of Cost Of Sales [Line Items]
Impairment/(reversal of impairment) of assets (f)					R 2,800
Total Mineral resource estimation before exploration drilling program | oz					56.4
Total Indicated Mineral resource estimation before exploration drilling program | oz					22.0
Total Inferred Mineral resource estimation before exploration drilling program | oz					34.4
Total Inferred mineral resource estimation after drilling progam | oz					13.8
Target North | Resource Base [Member]
Disclosure Of Cost Of Sales [Line Items]
Recoverable amount					R 888
Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation				(230)
Mine Waste Solutions
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation				(102)
Mponeng
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation				149
MAC Copper
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation			(439)
Depreciation of mineral right			866
Tshepong North
Disclosure Of Cost Of Sales [Line Items]
Impairment/(reversal of impairment) of assets (f)	R 635	R 941
Recoverable amount	11,004	3,600	11,004
Cumulative Impairment	2,295	R 2,300
Tshepong South
Disclosure Of Cost Of Sales [Line Items]
Impairment/(reversal of impairment) of assets (f)	651
Recoverable amount	4,314		4,314	R 3,300
Cumulative Impairment	2,987
Kusasalethu
Disclosure Of Cost Of Sales [Line Items]
Impairment/(reversal of impairment) of assets (f)	266
Recoverable amount	7,416		7,416
Cumulative Impairment	2,092
Doornkop
Disclosure Of Cost Of Sales [Line Items]
Impairment/(reversal of impairment) of assets (f)	286
Recoverable amount	8,249		R 8,249
Cumulative Impairment	R 617